Average Annual Total Returns		12 Months Ended	60 Months Ended	83 Months Ended		92 Months Ended		99 Months Ended		107 Months Ended		120 Months Ended	125 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	13.40%	15.63%	[1]	14.16%	[2]			14.44%	[3]	14.45%
Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.14%	25.71%									8.15%
Indxx REIT Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	2.77%							3.90%	[3]
S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	2.12%			4.17%	[2]
LifeSci Biotechnology Clinical Trials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		64.47%	(4.36%)									3.67%
LifeSci Biotechnology Products Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		34.18%	9.27%									10.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.86%	[4]								2.01%	[5]
Indxx Private Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(6.03%)	8.76%	6.55%	[4]
Indxx Real Asset Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	5.97%	4.41%	[1]
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%					7.03%	[6]
MSCI World ex USA Value Index (net) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		42.23%	13.94%					8.11%	[6]
InfraCap MLP ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.42%	26.72%									4.09%
InfraCap MLP ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	(1.50%)	24.64%									3.09%
InfraCap MLP ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	1.71%	21.82%									3.07%
InfraCap REIT Preferred ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	2.09%							3.17%	[3]
Performance Inception Date										Feb. 07, 2017
InfraCap REIT Preferred ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[8]	0.69%	(0.42%)							0.88%	[3]
InfraCap REIT Preferred ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.22%	0.48%							1.42%	[3]
Virtus InfraCap U.S. Preferred Stock ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.49%	9.20%			7.60%	[2]
Performance Inception Date						May 15, 2018
Virtus InfraCap U.S. Preferred Stock ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]	4.90%	6.50%			4.82%	[2]
Virtus InfraCap U.S. Preferred Stock ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]	5.35%	6.40%			5.00%	[2]
Virtus Biotech Clinical Trials ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		63.80%	(4.34%)									3.33%
Virtus Biotech Clinical Trials ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[10]	62.72%	(4.57%)									3.16%
Virtus Biotech Clinical Trials ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	37.79%	(3.34%)									2.53%
Virtus Biotech ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.77%	8.40%									10.01%
Virtus Biotech ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[11]	32.77%	8.40%									10.01%
Virtus Biotech ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[11]	19.40%	6.63%									8.28%
Virtus Newfleet Multi-Sector Bond ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.64%	2.97%										4.32%	[5]
Virtus Newfleet Multi-Sector Bond ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	6.10%	0.89%										2.26%
Virtus Newfleet Multi-Sector Bond ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	5.05%	1.33%										2.39%
Virtus Private Credit Strategy ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(6.34%)	8.23%	5.83%	[4]
Performance Inception Date				Feb. 07, 2019
Virtus Private Credit Strategy ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12]	(11.07%)	3.74%	1.48%	[4]
Virtus Private Credit Strategy ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12]	(3.60%)	4.51%	2.57%	[4]
Virtus Real Asset Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.52%	5.40%	3.78%	[1]
Performance Inception Date				Feb. 07, 2019
Virtus Real Asset Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[13]	4.93%	3.90%	2.37%	[1]
Virtus Real Asset Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	4.24%	3.84%	2.56%	[1]
Virtus WMC International Dividend ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		40.23%	12.20%					9.94%	[6]
Performance Inception Date								Oct. 10, 2017
Virtus WMC International Dividend ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14]	38.51%	10.36%					8.40%	[6]
Virtus WMC International Dividend ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14]	24.85%	9.10%					7.48%	[6]

[1]	The Fund commenced operations on February 7, 2019.
[2]	The Fund commenced operations on May 15, 2018.
[3]	The Fund commenced operations on February 7, 2017.
[4]	The Fund commenced operations on February 7, 2019.
[5]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[6]	The Fund commenced operations on October 10, 2017.
[7]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[8]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[9]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[10]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[11]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[12]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[13]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[14]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.